Personnel expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 5,713,702	R$ 5,377,284	R$ 4,655,400
Social security costs	1,381,229	1,273,486	1,316,282
Benefits	1,309,314	1,277,781	1,183,902
Defined benefit pension plans (note 24)	20,081	24,481	31,332
Contributions to defined contribution pension plans	87,099	86,576	78,785
Share-based compensation	87,293	86,963	175,976
Training	58,338	62,518	92,883
Other personnel expenses	280,222	188,176	264,232
Total	R$ 8,937,278	R$ 8,377,265	R$ 7,798,792